Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Restricted Cash and Cash Equivalents

Restricted cash and cash equivalents as of December 31, 2016 and 2017, are as follows:

(In millions of Korean won)	Type	2016	2017	Description
Restricted cash and cash equivalents	Restricted deposit	￦19,920	￦16,837	Deposit restricted for governmental project and others